Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2007 Interest Rate Swap
Deferred Financing Costs
Accumulated amortization of deferred financing costs	$ 12.3	$ 8.6
Derivative Financial Instrument
Amount of interest rate swap agreements			$ 230.0